Note 2 - Going Concern and Management's Plans 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

2. Going Concern and Management’s Plans

As of March 31, 2026, certain conditions remain that raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance of these financial statements.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying condensed consolidated financial statements for the period ended March 31, 2026, the Company has incurred losses of ($0.9) million for the three month period ended March 31, 2026, and has an accumulated deficit of (73.7) million as of March 31, 2026. In addition, the Company has generated negative operating cash flows and has limited cash resources available to fund operations. The Company had $0.36 million of cash on hand at March 31, 2026.

Additionally, the Company currently has no operating revenues and its assets are already pledged to secure indebtedness to various third party secured creditors. Without additional financing, the Company could be required to delay, scale back, or terminate its business activities, which would have a material adverse effect on the Company and its viability and prospects.

The terms of the Company’s indebtedness, including the covenants and the dates on which principal and interest payments on indebtedness become due, increase the risk that the Company will be unable to continue as a going concern. To continue as a going concern over the next twelve months, the Company must make payments on its debt as they come due and comply with the covenants in the agreements governing our indebtedness or, if it fails to do so, to (i) negotiate and obtain waivers of or forbearances with respect to any defaults that occur with respect to  indebtedness, (ii) amend, replace, refinance, or restructure any or all of the agreements governing the Company’s indebtedness, and/or (iii) otherwise secure additional capital. However, the Company cannot provide any assurances that it will be successful in accomplishing any of these plans.

The Company’s Common Stock is currently quoted on an over-the-counter trading market.

Based upon the Company's current operating plan and forecasted expenditures, without  the successful execution of management’s plans (described below) management believes that existing cash resources will not be sufficient to fund operations for the twelve-month period following the issuance of these financial statements. Accordingly, substantial doubt exists regarding the Company's ability to continue as a going concern.

Management's Plans

Management entered into a term sheet on June 3, 2026 with institutional investors providing for two tranches of preferred equity financing of up to $20.0 million before transaction costs. Funding of each tranche remains subject to various conditions precedent, including receipt of certain governmental and regulatory approvals that are outside the Company's control.

In addition, the Company also entered into a preliminary term sheet on June 3, 2026 for an equity line of credit (“ELOC”) facility providing for up to $50.0 million of capital at the Company’s option over the following three years. The proposed facility remains subject to negotiation and execution of definitive agreements, satisfaction of customary closing conditions and other requirements. Further, the Company’s ability to access capital under the facility will be dependent upon a number of factors, including the Company’s stock price, trading volume and other market conditions at the time of any drawdowns.

Because the completion and ultimate timing of these transactions remain dependent upon matters that are not entirely within the Company's control, management has concluded that its plans do not alleviate the substantial doubt regarding the Company's ability to continue as a going concern.

2.	Going Concern and Management’s Plans

The Company’s consolidated financial statements for the year ended December 31, 2025 identify the existence of certain conditions that raise substantial doubt about the Company’s ability to continue as a going concern for a period of twelve months from the issuance of these financial statements.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying consolidated financial statements for the period ended December 31, 2025, the Company has incurred losses from continuing operations of ($7.3) million and ($24.8) million for the years ended December 31, 2025 and 2024, respectively, and has an accumulated deficit of ($73.6) million as of December 31, 2025. In addition, the Company has generated negative operating cash flows and has limited cash resources available to fund operations.

Additionally, the Company currently has no operating revenues and its assets are already pledged to secure indebtedness to various third party secured creditors. Without additional financing, the Company could be required to delay, scale back, or terminate its business activities, which would have a material adverse effect on the Company and its viability and prospects.

The terms of the Company’s indebtedness, including the covenants and the dates on which principal and interest payments on indebtedness become due, increase the risk that the Company will be unable to continue as a going concern. To continue as a going concern over the next twelve months, the Company must make payments on its debt as they come due and comply with the covenants in the agreements governing our indebtedness or, if it fails to do so, to (i) negotiate and obtain waivers of or forbearances with respect to any defaults that occur with respect to  indebtedness, (ii) amend, replace, refinance, or restructure any or all of the agreements governing the Company’s indebtedness, and/or (iii) otherwise secure additional capital. However, the Company cannot provide any assurances that it will be successful in accomplishing any of these plans.

The Company’s Common Stock is currently quoted on an over-the-counter trading market.

Based upon the Company's current operating plan and forecasted expenditures, without  the successful execution of management’s plans (described below) management believes that existing cash resources will not be sufficient to fund operations for the twelve-month period following the issuance of these financial statements. Accordingly, substantial doubt exists regarding the Company's ability to continue as a going concern.

Management's Plans

Management has entered into a term sheet with institutional investors providing for two tranches of preferred equity financing totaling $20.0 million before transaction costs. Funding of each tranche remains subject to various conditions precedent, including receipt of certain governmental and regulatory approvals that are outside the Company's control.

In addition, the Company is in the process of negotiating a preliminary term sheet for an equity line of credit (“ELOC”) facility providing for up to $50.0 million of capital at the Company’s option over the following three years. The proposed facility remains subject to negotiation and execution of definitive agreements, satisfaction of customary closing conditions and other requirements. Further, the Company’s ability to access capital under the facility will be dependent upon a number of factors, including the Company’s stock price, trading volume and other market conditions at the time of any drawdowns.

Because the completion and ultimate timing of these transactions remain dependent upon matters that are not entirely within the Company's control, management has concluded that its plans do not alleviate the substantial doubt regarding the Company's ability to continue as a going concern.

.